UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of July 31, 2015

Bonds
Corporate bonds
Airlines	0.17%
Automobiles	0.09
Banks	6.19
Building products	0.12
Capital markets	1.52
Chemicals	0.39
Construction & engineering	0.30
Construction materials	0.16
Consumer finance	0.20
Diversified financial services	3.60
Electric utilities	1.98
Electrical equipment	1.03
Food & staples retailing	0.10
Food products	0.22
Independent power and renewable electricity producers	0.21
Marine	0.25
Metals & mining	0.10
Multiline retail	0.10
Oil, gas & consumable fuels	6.81
Real estate management & development	0.12
Road & rail	1.24
Wireless telecommunication services	0.10

Total corporate bonds	25.00%
Non-US government obligations	65.26
Structured note	0.85
Supranational bond	0.07

Total bonds	91.18%
Short-term investment	6.75

Total investments	97.93%
Cash and other assets, less liabilities	2.07

Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount	Value
Bonds: 91.18%
Corporate bonds: 25.00%
Azerbaijan: 0.68%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd.,
7.200%, due 10/31/16	$1,000,000	$1,006,250
State Oil Co. of the Azerbaijan Republic,
6.950%, due 03/18/30	400,000	410,072

		1,416,322

Brazil: 2.07%
Banco do Brasil SA,
5.875%, due 01/26/22[1]	1,050,000	1,003,800
Banco Nacional de Desenvolvimento Economico e Social,
5.750%, due 09/26/23[2]	400,000	395,500
Caixa Economica Federal,
2.375%, due 11/06/17[1]	200,000	191,700
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[2]	1,530,000	1,357,110
Minerva Luxembourg SA,
7.750%, due 01/31/23[2]	250,000	249,925
Petrobras Global Finance BV,
2.429%, due 01/15/19[3]	470,000	424,175
3.163%, due 03/17/20[3]	450,000	406,710
7.250%, due 03/17/44	325,000	285,142

		4,314,062

Chile: 0.58%
Colbun SA,
4.500%, due 07/10/24[2]	200,000	198,760
Empresa Electrica Angamos SA,
4.875%, due 05/25/29[1]	250,000	247,500
Empresa Electrica Guacolda SA,
4.560%, due 04/30/25[1]	300,000	289,875
Empresa Nacional de Telecomunicaciones SA,
4.875%, due 10/30/24[2]	210,000	214,200
Empresa Nacional del Petroleo,
4.750%, due 12/06/21[2]	250,000	259,062

		1,209,397

China: 1.97%
BOC Aviation Pte Ltd.,
3.000%, due 03/30/20[1]	425,000	418,936
Charming Light Investments Ltd.,
3.750%, due 09/03/19	200,000	200,649
5.000%, due 09/03/24	200,000	201,050
China Cinda Finance 2014 Ltd.,
4.000%, due 05/14/19[2]	200,000	202,841
5.625%, due 05/14/24[2]	450,000	473,103

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
China — (concluded)
CNOOC Curtis Funding No 1 Pty Ltd.,
4.500%, due 10/03/23[1]	$235,000	$246,459
Golden Eagle Retail Group Ltd.,
4.625%, due 05/21/23[2]	250,000	208,141
Huarong Finance II Co. Ltd.,
5.500%, due 01/16/25	500,000	519,507
Prosperous Ray Ltd.,
4.625%, due 11/12/23[2]	200,000	209,623
Sinochem Overseas Capital Co., Ltd.,
4.500%, due 11/12/20[1]	200,000	211,610
4.500%, due 11/12/20[2]	265,000	280,383
Sinopec Group Overseas Development 2014 Ltd.,
4.375%, due 04/10/24[1]	710,000	739,004
Three Gorges Finance I Cayman Islands Ltd.,
3.700%, due 06/10/25[1]	200,000	202,411

		4,113,717

Colombia: 0.34%
Bancolombia SA,
5.125%, due 09/11/22	210,000	208,740
Ecopetrol SA,
7.375%, due 09/18/43	480,000	501,254

		709,994

Croatia: 0.20%
Agrokor DD,
8.875%, due 02/01/20[1]	200,000	216,250
Hrvatska Elektroprivreda,
6.000%, due 11/09/17[2]	200,000	209,000

		425,250

Ecuador: 0.22%
EP PetroEcuador via Noble Sovereign Funding I Ltd.,
5.912%, due 09/24/19[2,3]	536,842	459,000

Hungary: 0.47%
Magyar Export-Import Bank Zrt,
4.000%, due 01/30/20[1]	650,000	654,206
5.500%, due 02/12/18[2]	300,000	318,678

		972,884

India: 1.38%
Canara Bank/London,
6.365%, due 11/28/21[3]	650,000	658,216
Delhi International Airport Pvt Ltd.,
6.125%, due 02/03/22	230,000	235,750
ICICI Bank Ltd.,
6.375%, due 04/30/22[2,3]	1,700,000	1,757,817
Vedanta Resources PLC,
9.500%, due 07/18/18[2]	210,000	217,885

		2,869,668

Indonesia: 1.60%
Indo Energy Finance II BV,
6.375%, due 01/24/23[2]	250,000	152,125
Majapahit Holding BV,
7.250%, due 06/28/17[1]	100,000	109,158

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Indonesia — (concluded)
MPM Global Pte Ltd.,
6.750%, due 09/19/19[2]		$200,000	$186,000
Pelabuhan Indonesia II PT,
4.250%, due 05/05/25[1]		550,000	513,563
Pertamina Persero PT,
4.300%, due 05/20/23[1]		200,000	191,920
5.625%, due 05/20/43[1]		200,000	176,253
6.000%, due 05/03/42[1]		1,700,000	1,572,500
6.500%, due 05/27/41[2]		200,000	197,500
Theta Capital Pte Ltd.,
6.125%, due 11/14/20[2]		250,000	250,331

			3,349,350

Kazakhstan: 0.99%
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[1]		264,000	269,280
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]		500,000	452,500
KazMunayGas National Co. JSC,
4.400%, due 04/30/23[2]		620,000	561,100
5.750%, due 04/30/43[1]		280,000	222,250
9.125%, due 07/02/18[2]		500,000	565,625

			2,070,755

Malaysia: 0.64%
Malayan Banking Bhd,
3.250%, due 09/20/22[2,3]		800,000	805,428
Petronas Capital Ltd.,
3.500%, due 03/18/25[1]		530,000	520,460

			1,325,888

Mexico: 2.40%
Cemex SAB de CV,
5.700%, due 01/11/25[2]		200,000	193,500
Comision Federal de Electricidad,
4.875%, due 01/15/24[2]		850,000	884,000
Elementia SAB de CV,
5.500%, due 01/15/25[1]		250,000	252,500
Empresas ICA SAB de CV,
8.875%, due 05/29/24[2]		290,000	189,950
Petroleos Mexicanos,
5.625%, due 01/23/46[1]		150,000	140,152
5.625%, due 01/23/46[2]		2,200,000	2,055,566
6.625%, due 06/15/35		650,000	695,500
7.190%, due 09/12/24	MXN	10,000,000	597,741

			5,008,909

Morocco: 0.39%
OCP SA,
4.500%, due 10/22/25[1]		$350,000	335,563
6.875%, due 04/25/44[1]		250,000	261,562
6.875%, due 04/25/44[2]		200,000	209,250

			806,375

Nigeria: 0.40%
FBN Finance Co. BV,
8.000%, due 07/23/21[1,3]		945,000	824,513

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Panama: 0.17%
Avianca Holdings SA,
8.375%, due 05/10/20[2]		$350,000	$351,313

Peru: 0.50%
Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[1]		450,000	430,312
Intercorp Peru Ltd.,
5.875%, due 02/12/25[1]		215,000	214,463
Lima Metro Line 2 Finance Ltd.,
5.875%, due 07/05/34[1]		250,000	253,750
Union Andina de Cementos SAA,
5.875%, due 10/30/21[1]		150,000	153,000

			1,051,525

Philippines: 1.03%
Power Sector Assets & Liabilities Management Corp.,
9.625%, due 05/15/28		1,400,000	2,142,000

Russia: 2.56%
RSHB Capital SA for OJSC Russian Agricultural Bank,
5.298%, due 12/27/17[2]		1,000,000	991,250
6.000%, due 06/03/21[2,3]		550,000	499,813
8.700%, due 03/17/16	RUB	10,000,000	158,163
Sberbank of Russia,
4.950%, due 02/07/17[2]		$700,000	708,750
5.717%, due 06/16/21		500,000	481,250
5.717%, due 06/16/21[2]		130,000	125,125
VEB Finance Ltd.,
5.375%, due 02/13/17[2]		1,590,000	1,611,862
6.025%, due 07/05/22[1]		200,000	182,750
6.902%, due 07/09/20[1]		200,000	196,000
6.902%, due 07/09/20[2]		400,000	392,000

			5,346,963

Singapore: 0.09%
Pratama Agung Pte Ltd.,
6.250%, due 02/24/20		200,000	193,647

South Africa: 1.42%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[2]		500,000	501,875
7.125%, due 02/11/25[1]		570,000	575,985
Transnet SOC Ltd.,
9.500%, due 05/13/21[1]	ZAR	12,660,000	984,688
10.000%, due 03/30/29		12,000,000	890,762

			2,953,310

Sri Lanka: 1.03%
Bank of Ceylon,
6.875%, due 05/03/17[2]		$300,000	311,250
National Savings Bank,
8.875%, due 09/18/18[1]		900,000	977,912
8.875%, due 09/18/18[2]		800,000	869,256

			2,158,418

Thailand: 0.10%
Krung Thai Bank PCL,
5.200%, due 12/26/24[2,3]		200,000	205,573

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (concluded)
Trinidad and Tobago: 0.09%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.750%, due 08/14/19[2]		$165,000	$189,338

Turkey: 1.68%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[1]		700,000	722,750
5.875%, due 04/24/19[1]		400,000	422,500
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]		300,000	288,000
4.875%, due 07/19/17[1]		800,000	822,000
Turkiye Vakiflar Bankasi TAO,
3.750%, due 04/15/18[2]		850,000	840,437
5.750%, due 04/24/17[2]		400,000	416,000

			3,511,687

United Arab Emirates: 0.49%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[2]		900,000	1,029,375

Venezuela: 1.51%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[2]		530,000	255,619
6.000%, due 05/16/24[2]		1,700,000	564,825
6.000%, due 11/15/26[2]		2,160,000	698,760
8.500%, due 11/02/17[1]		454,000	307,585
8.500%, due 11/02/17[2]		610,000	413,275
9.000%, due 11/17/21[2]		1,805,000	719,744
9.750%, due 05/17/35[2]		495,000	198,000

			3,157,808

Total corporate bonds (cost $55,527,402)			52,167,041

Non-US government obligations: 65.26%
Albania: 0.95%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	1,990,553

Angola: 0.12%
Republic of Angola Via Northern Lights III BV,
7.000%, due 08/16/19[2]		$250,000	247,938

Argentina: 0.52%
Republic of Argentina,
0.000%, due 12/15/35[4]		501,737	41,142
0.000%, due 12/15/35[4]		520,000	43,160
7.000%, due 10/03/15		165,000	163,955
Series 1,
8.750%, due 06/02/17[5]		872,897	835,799

			1,084,056

Armenia: 0.09%
Republic of Armenia,
6.000%, due 09/30/20[2]		200,000	196,750

Belarus: 1.17%
Republic of Belarus,
8.750%, due 08/03/15[2]		2,300,000	2,297,738
8.950%, due 01/26/18[2]		150,000	150,562

			2,448,300

Bolivia: 0.10%
Plurinational State of Bolivia,
5.950%, due 08/22/23[2]		200,000	209,000

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Brazil: 6.36%
Federative Republic of Brazil,
0.000%, due 07/01/16[6]	BRL	12,661,000	$3,280,775
4.250%, due 01/07/25		$550,000	518,375
5.000%, due 01/27/45		1,040,000	871,000
6.000%, due 08/15/50[7]	BRL	1,000,000	768,764
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/45[7]		1,600,000	1,200,394
Series F,
10.000%, due 01/01/17		12,895,000	3,610,331
10.000%, due 01/01/19		2,140,000	580,182
10.000%, due 01/01/21		3,928,000	1,029,151
10.000%, due 01/01/25		1,230,000	305,080
State of Minas Gerais,
5.333%, due 02/15/28[1]		$1,200,000	1,113,000

			13,277,052

Colombia: 3.07%
Republic of Colombia,
2.625%, due 03/15/23		$580,000	532,150
4.375%, due 07/12/21		350,000	365,313
4.375%, due 03/21/23	COP	395,000,000	121,877
6.000%, due 04/28/28		1,844,000,000	547,847
6.125%, due 01/18/41		$150,000	162,000
7.375%, due 09/18/37		575,000	707,250
8.125%, due 05/21/24		250,000	319,687
9.850%, due 06/28/27	COP	1,106,000,000	470,365
12.000%, due 10/22/15		2,130,000,000	749,834
Series B,
6.000%, due 04/28/28		8,202,000,000	2,436,791

			6,413,114

Costa Rica: 1.00%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$400,000	407,000
6.250%, due 11/01/23[1]		500,000	502,500
Republic of Costa Rica,
7.000%, due 04/04/44[1]		200,000	190,750
7.000%, due 04/04/44[2]		675,000	643,781
7.158%, due 03/12/45[1]		350,000	334,250

			2,078,281

Cote d’Ivoire: 0.60%
Republic of Cote d’Ivoire,
5.750%, due 12/31/32[2,8]		1,000,000	922,500
6.375%, due 03/03/28[1]		350,000	336,000

			1,258,500

Dominican Republic: 0.78%
Republic of Dominica,
5.500%, due 01/27/25[1]		485,000	486,819
5.500%, due 01/27/25[1]		550,000	552,062
7.500%, due 05/06/21[1]		200,000	223,750
9.040%, due 01/23/18[2]		327,893	354,945

			1,617,576

Ecuador: 0.12%
Republic of Ecuador,
7.950%, due 06/20/24[1]		300,000	247,875

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
El Salvador: 0.46%
Republic of El Salvador,
6.375%, due 01/18/27[2]		$315,000	$300,037
7.750%, due 01/24/23[2]		320,000	343,200
8.250%, due 04/10/32[2]		300,000	323,250

			966,487

Ethiopia: 0.12%
Republic of Ethiopia,
6.625%, due 12/11/24[1]		250,000	246,875

Gabon: 0.59%
Gabonese Republic,
6.375%, due 12/12/24[1]		550,000	512,875
6.375%, due 12/12/24[2]		440,000	410,300
6.950%, due 06/16/25[1]		205,000	198,081
8.200%, due 12/12/17[2]		100,000	105,875

			1,227,131

Georgia: 0.10%
Republic of Georgia,
6.875%, due 04/12/21[2]		200,000	211,000

Ghana: 0.35%
Republic of Ghana,
7.875%, due 08/07/23[2]		200,000	185,750
8.500%, due 10/04/17[2]		515,000	536,887

			722,637

Guatemala: 0.11%
Republic of Guatemala,
5.750%, due 06/06/22[2]		210,000	224,700

Honduras: 0.11%
Republic of Honduras,
8.750%, due 12/16/20[1]		200,000	227,750

Hungary: 2.40%
Government of Hungary,
5.375%, due 02/21/23		550,000	595,578
5.500%, due 06/24/25	HUF	181,850,000	742,863
5.750%, due 11/22/23		$1,120,000	1,243,760
6.500%, due 06/24/19	HUF	90,000,000	367,222
6.750%, due 02/24/17		70,000,000	270,300
7.500%, due 11/12/20		150,000,000	653,378
Magyar Fejlesztesi Bank Rt,
5.875%, due 05/31/16	EUR	1,000,000	1,141,823

			5,014,924

Indonesia: 6.55%
Indonesia Treasury Bond,
8.375%, due 03/15/34	IDR	7,610,000,000	537,243
9.000%, due 03/15/29		56,850,000,000	4,274,435
9.500%, due 07/15/23		29,400,000,000	2,259,198
11.750%, due 08/15/23		4,600,000,000	397,006
12.000%, due 09/15/26		12,215,000,000	1,106,145

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Indonesia — (concluded)
Republic of Indonesia,
3.375%, due 04/15/23[2]		$300,000	$284,625
3.750%, due 04/25/22[2]		430,000	425,700
4.875%, due 05/05/21[1]		1,080,000	1,142,100
5.875%, due 03/13/20[2]		1,000,000	1,111,250
6.625%, due 02/17/37[2]		920,000	1,035,000
7.750%, due 01/17/38[2]		232,000	294,060
8.500%, due 10/12/35[2]		400,000	537,000
11.625%, due 03/04/19[2]		200,000	261,500

			13,665,262

Iraq: 0.19%
Republic of Iraq,
5.800%, due 01/15/28[2]		500,000	396,750

Jamaica: 0.10%
People’s Republic of Jamaica,
6.750%, due 04/28/28		200,000	200,000

Kazakhstan: 0.29%
Republic of Kazakhstan,
3.875%, due 10/14/24[1]		200,000	185,000
4.875%, due 10/14/44[1]		250,000	206,250
5.125%, due 07/21/25[1]		210,000	208,163

			599,413

Kenya: 0.65%
Republic of Kenya,
5.875%, due 06/24/19[1]		900,000	906,750
6.875%, due 06/24/24[2]		450,000	442,687

			1,349,437

Lebanon: 0.14%
Lebanese Republic,
6.200%, due 02/26/25		165,000	166,443
6.650%, due 02/26/30[2]		125,000	127,344

			293,787

Lithuania: 0.17%
Republic of Lithuania,
6.625%, due 02/01/22[1]		300,000	359,979

Malaysia: 4.33%
1MDB Global Investments Ltd.,
4.400%, due 03/09/23[2]		400,000	336,000
Government of Malaysia,
3.580%, due 09/28/18	MYR	2,600,000	680,901
4.012%, due 09/15/17		9,200,000	2,441,482
4.048%, due 09/30/21		2,650,000	694,708
4.181%, due 07/15/24		5,500,000	1,438,148
4.262%, due 09/15/16		3,100,000	820,359
4.498%, due 04/15/30		9,810,000	2,616,814

			9,028,412

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Mexico: 3.63%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN	4,800,000	$337,193
7.500%, due 06/03/27		7,850,000	537,335
10.000%, due 12/05/24		4,480,000	356,492
10.000%, due 11/20/36		2,000,000	172,116
Mexican Udibonos,
Series S,
2.500%, due 12/10/20[7]		16,915,280	1,064,681
Series S,
4.000%, due 11/15/40[7]		26,694,426	1,795,350
United Mexican States,
4.600%, due 01/23/46		$200,000	188,750
4.750%, due 03/08/44		1,100,000	1,069,750
5.550%, due 01/21/45		800,000	865,000
6.050%, due 01/11/40		1,030,000	1,192,225

			7,578,892

Mongolia: 0.70%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[2]		1,300,000	1,265,875
Mongolia Government International Bond,
5.125%, due 12/05/22[1]		230,000	197,800

			1,463,675

Montenegro: 0.53%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,000,000	1,098,651

Nigeria: 0.21%
Republic of Nigeria,
6.375%, due 07/12/23[2]		$440,000	430,650

Pakistan: 0.30%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[2]		200,000	208,000
7.125%, due 03/31/16[2]		200,000	204,750
8.250%, due 04/15/24[2]		200,000	214,025

			626,775

Panama: 0.13%
Republic of Panama,
4.300%, due 04/29/53		300,000	267,000

Paraguay: 0.27%
Republic of Paraguay,
4.625%, due 01/25/23[1]		350,000	354,375
6.100%, due 08/11/44[1]		200,000	206,000

			560,375

Peru: 2.15%
Republic of Peru,
5.625%, due 11/18/50		600,000	672,750
5.700%, due 08/12/24[1]	PEN	4,800,000	1,413,268
6.900%, due 08/12/37[2]		1,250,000	379,991

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Peru — (concluded)
Republic of Peru — (concluded)
6.950%, due 08/12/31[1]	PEN	2,070,000	$638,190
6.950%, due 08/12/31[2]		2,860,000	881,751
8.200%, due 08/12/26		1,442,000	500,296

			4,486,246

Philippines: 0.38%
Republic of the Philippines,
3.900%, due 11/26/22	PHP	5,000,000	107,686
3.950%, due 01/20/40		$200,000	205,000
4.950%, due 01/15/21	PHP	10,000,000	228,162
6.250%, due 01/14/36		10,000,000	246,168

			787,016

Poland: 4.60%
Republic of Poland,
3.250%, due 07/25/25	PLN	5,700,000	1,549,718
4.750%, due 04/25/17		16,500,000	4,596,257
5.000%, due 04/25/16		5,300,000	1,438,648
5.000%, due 03/23/22		$200,000	223,686
5.500%, due 10/25/19	PLN	6,000,000	1,796,548

			9,604,857

Romania: 1.77%
Government of Romania,
4.375%, due 08/22/23[1]		$450,000	468,563
4.750%, due 02/24/25	RON	3,000,000	802,028
5.750%, due 01/27/16		3,150,000	801,235
5.900%, due 07/26/17		5,200,000	1,396,322
6.125%, due 01/22/44[1]		$200,000	229,756

			3,697,904

Russia: 3.07%
Russian Federation,
3.500%, due 01/16/19[2]		1,000,000	988,750
4.875%, due 09/16/23[2]		600,000	584,250
5.000%, due 04/29/20[2]		500,000	510,000
5.625%, due 04/04/42[1]		1,000,000	920,000
5.625%, due 04/04/42[2]		200,000	184,000
7.000%, due 01/25/23	RUB	25,100,000	334,889
7.050%, due 01/19/28		55,000,000	685,898
7.600%, due 04/14/21		87,500,000	1,243,216
8.150%, due 02/03/27		69,500,000	960,821

			6,411,824

Senegal: 0.11%
Republic of Senegal,
8.750%, due 05/13/21[2]		$200,000	223,250

South Africa: 3.59%
Republic of South Africa,
5.500%, due 03/09/20		100,000	108,750
5.875%, due 09/16/25		1,150,000	1,278,225
6.250%, due 03/31/36	ZAR	13,900,000	836,560
7.000%, due 02/28/31		17,000,000	1,155,732
7.750%, due 02/28/23		37,600,000	2,907,920
10.500%, due 12/21/26		11,050,000	1,017,060
13.500%, due 09/15/16		2,266,666	191,265

			7,495,512

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Sri Lanka: 1.10%
Republic of Sri Lanka,
5.875%, due 07/25/22[2]		$700,000	$694,750
6.250%, due 10/04/20[1]		550,000	566,500
6.250%, due 10/04/20[2]		1,000,000	1,030,000

			2,291,250

Thailand: 3.79%
Government of Thailand,
1.200%, due 07/14/21[2,7]	THB	112,934,962	3,082,067
3.125%, due 12/11/15		37,450,000	1,068,681
3.775%, due 06/25/32		10,000,000	291,926
3.850%, due 12/12/25		28,200,000	872,860
3.875%, due 06/13/19		52,100,000	1,581,695
4.675%, due 06/29/44		19,150,000	628,853
4.875%, due 06/22/29		11,650,000	389,926

			7,916,008

Turkey: 5.32%
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,510,175
5.625%, due 03/30/21		1,000,000	1,072,000
5.750%, due 03/22/24		500,000	537,000
6.250%, due 09/26/22		230,000	254,265
6.750%, due 04/03/18		250,000	275,125
6.750%, due 05/30/40		200,000	228,100
6.875%, due 03/17/36		250,000	287,250
7.100%, due 03/08/23	TRY	2,300,000	727,491
7.500%, due 11/07/19		$200,000	229,600
8.000%, due 02/14/34		350,000	447,300
8.500%, due 09/14/22	TRY	1,500,000	515,319
9.000%, due 07/24/24		1,350,000	475,235
10.500%, due 01/15/20		12,100,000	4,538,974

			11,097,834

Ukraine: 0.37%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[1]		$1,150,000	655,504
Ukraine Government International Bond,
9.250%, due 07/24/17[2]		200,000	117,500

			773,004

Uruguay: 0.09%
Republic of Uruguay,
4.500%, due 08/14/24		116,000	122,815
6.875%, due 09/28/25		60,000	73,688

			196,503

Venezuela: 1.30%
Republic of Venezuela,
7.650%, due 04/21/25		2,625,000	938,437
7.750%, due 10/13/19[2]		365,000	137,788
8.250%, due 10/13/24[2]		2,000,000	730,000
9.250%, due 05/07/28[2]		712,000	267,000
9.375%, due 01/13/34		1,700,000	646,000

			2,719,225

Vietnam: 0.15%
Socialist Republic of Vietnam,
4.800%, due 11/19/24[1]		200,000	199,941
6.750%, due 01/29/20[2]		100,000	111,000

			310,941

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Zambia: 0.16%
Republic of Zambia,
5.375%, due 09/20/22[1]		$400,000	337,600

Total Non-US government obligations (cost $168,300,957)			136,178,531

Structured note: 0.85%
India: 0.85%
Standard Chartered Bank, 7.160%, due 05/20/23 (linked to Republic of India, 7.160%, due 05/20/23) (cost $1,789,427)		1,843,320	1,775,366

Supranational bond: 0.07%
European Investment Bank,
7.200%, due 07/09/19[1] (cost $151,178)	IDR	2,090,000,000	144,643

Total bonds (cost $225,768,964)			190,265,581

	Shares
Short-term investment: 6.75%
Investment company: 6.75%
UBS Cash Management Prime Relationship Fund[9] (cost $14,083,121)		14,083,121	14,083,121

Total investments: 97.93% (cost $239,852,085)			204,348,702
Cash and other assets, less liabilities — 2.07%			4,317,306

Net assets — 100.00%			$208,666,008

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$197,119
Gross unrealized depreciation	(35,700,502)

Net unrealized depreciation of investments	$(35,503,383)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	IDR	9,853,633,042	USD	728,334	09/16/15	$6,181
BB	INR	118,385,000	USD	1,841,853	09/16/15	11,025
BB	NGN	9,525,000	USD	44,929	09/16/15	(2,300)
BB	PLN	2,120,000	USD	575,003	09/16/15	13,723
BB	RON	1,347,000	USD	337,941	09/16/15	2,486
BB	TRY	95,000	USD	34,222	09/16/15	373
BB	USD	954,596	IDR	12,930,000,000	09/16/15	(6,982)
BB	USD	520,095	NGN	110,000,000	09/16/15	25,331
BB	USD	1,763,455	PHP	79,990,300	09/16/15	(19,061)
BB	USD	1,849,806	RUB	103,467,999	09/16/15	(194,028)
BB	USD	198,254	TRY	545,000	09/16/15	(4,068)
CSI	BRL	7,132,850	USD	2,232,102	09/16/15	181,600
CSI	CNY	3,320,000	USD	539,653	09/16/15	6,644
CSI	INR	9,120,000	USD	141,714	09/16/15	673
CSI	MXN	8,215,000	USD	526,771	09/17/15	18,655
CSI	USD	32,318	BRL	105,000	09/16/15	(2,133)
CSI	USD	151,047	CLP	95,469,400	09/16/15	(10,041)
CSI	USD	540,717	CNY	3,320,000	09/16/15	(7,707)
CSI	USD	1,718,713	MYR	6,455,487	09/17/15	(37,006)
CSI	USD	62,170	PEN	200,000	09/16/15	74
CSI	USD	2,434,412	ZAR	30,575,000	09/16/15	(36,262)
DB	BRL	700,000	USD	214,428	09/16/15	13,197
DB	PEN	6,637,000	USD	2,073,415	09/16/15	7,851
DB	USD	2,451,040	COP	6,338,390,000	09/16/15	(255,181)
DB	USD	70,938	HUF	19,800,000	09/16/15	(203)
DB	USD	181,286	INR	11,615,000	09/16/15	(1,660)
DB	USD	6,166,312	MXN	95,916,000	09/17/15	(233,693)
DB	USD	100,171	RUB	5,665,000	09/16/15	(9,516)
GSI	BRL	9,100,000	USD	2,837,543	09/16/15	221,539
GSI	HUF	52,750,000	USD	185,870	09/16/15	(2,577)
GSI	PLN	430,000	USD	117,413	09/16/15	3,568
GSI	RUB	4,315,000	USD	76,045	09/16/15	6,993
GSI	USD	3,688,823	BRL	12,470,000	09/16/15	(104,035)
GSI	USD	3,101,768	HUF	858,817,499	09/16/15	(33,671)
GSI	USD	155,672	IDR	2,105,000,000	09/16/15	(1,401)
GSI	USD	22,708	MXN	350,000	09/17/15	(1,060)
GSI	USD	1,351,424	NGN	283,485,000	09/16/15	54,211
GSI	USD	1,868,856	PLN	6,930,000	09/16/15	(34,106)
GSI	USD	3,521,337	TRY	9,914,324	09/16/15	11,183
GSI	ZAR	2,275,000	USD	183,506	09/16/15	5,067
JPMCB	EUR	4,010,000	USD	4,437,514	10/16/15	28,869
Net unrealized depreciation on forward foreign currency contracts						$(377,448)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 15 contracts (USD)	September 2015	$2,321,986	$2,339,062	$17,076
US Ultra Bond, 6 contracts (USD)	September 2015	933,790	957,187	23,397
5 Year US Treasury Notes, 16 contracts (USD)	September 2015	1,899,524	1,917,501	17,977
US Treasury futures sell contracts:
10 Year US Treasury Notes, 6 contracts (USD)	September 2015	(761,898)	(764,625)	(2,727)
Net unrealized appreciation on futures contracts				$55,723

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

Currency swap agreements10

	Notional Amount
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[11]	Receive rate[11]	Upfront payments	Value	Unrealized appreciation
BB	PHP	85,653,500	USD	2,085,803	12/18/15	1.300%	6 month LIBOR	$—	$223,322	$223,322

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505%	$—	$(233)	$(233)
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	—	(935)	(935)
DB	ZAR	12,700,000	05/31/23	3 month JIBAR	7.480	—	(33,302)	(33,302)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	—	93,562	93,562
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	—	81,891	81,891
MLI	ZAR	35,000,000	06/04/18	3 month JIBAR	6.400	—	(61,164)	(61,164)

						$—	$79,819	$79,819

Credit default swaps on credit indices-buy protection12

Counterparty	Referenced index[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments received	Value	Unrealized appreciation
BB	CDX.EM Series 21 Index	USD	1,700,000	06/20/19	5.000%	$172,977	$(51,900)	$121,077
DB	CDX.EM Series 21 Index	USD	3,050,000	06/20/19	5.000	308,877	(93,115)	215,762

						$481,854	$(145,015)	$336,839

Credit default swaps on sovereign issues-buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
DB	Federation of Russia bond, 2.250%, due 03/31/30	USD	1,000,000	03/20/16	1.000%	$(16,785)	$6,137	$(10,648)
DB	Republic of Colombia bond, 10.375%, due 01/28/33	USD	680,000	12/20/24	1.000	(37,843)	68,943	31,100

						$(54,628)	$75,080	$20,452

Credit default swaps on sovereign issues-sell protection14

Counterparty	Referenced obligation[13]	Notional amount	Termination date	Payments received by the Fund[11]	Upfront payments received	Value	Unrealized depreciation	Credit spread[15]
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 180,000	06/20/22	1.000%	$14,775	$(22,250)	$(7,475)	3.121%
BB	Federation of Russia bond, 2.250%, due 03/31/30	USD 2,900,000	12/20/22	1.000	277,973	(444,433)	(166,460)	3.552
DB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 800,000	06/20/22	1.000	64,908	(98,891)	(33,983)	3.121
DB	United Mexican States bond, 7.500%, due 04/08/33	USD 680,000	12/20/24	1.000	22,977	(43,824)	(20,847)	1.820

					$380,633	$(609,398)	$(228,765)

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$52,167,041	$—	$52,167,041
Non-US government obligations	—	136,178,531	—	136,178,531
Structured note	—	1,775,366	—	1,775,366
Supranational bond	—	144,643	—	144,643
Short-term investment	—	14,083,121	—	14,083,121
Forward foreign currency contracts	—	619,243	—	619,243
Futures contracts	58,450	—	—	58,450
Swap agreements	—	473,855	—	473,855
Total	$58,450	$205,441,800	$—	$205,500,250

Liabilities
Forward foreign currency contracts	$—	$(996,691)	$—	$(996,691)
Futures contracts	(2,727)	—	—	(2,727)
Swap agreements	—	(850,047)	—	(850,047)
Total	$(2,727)	$(1,846,738)	$—	$(1,849,465)

At July 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $31,020,589 or 14.87% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2015, the value of these securities amounted to $51,011,369 or 24.45% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of July 31, 2015 and changes periodically.
[4]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[5]	Security is in default.
[6]	Rate shown reflects annualized yield at July 31, 2015 on zero coupon bond.
[7]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2015. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/14	Purchases during the nine months ended 07/31/15	Sales during the nine months ended 07/31/15	Value 07/31/15	Net income earned from affiliate for the nine months ended 07/31/15
UBS Cash Management Prime Relationship Fund	$6,240,018	$45,978,676	$38,135,573	$14,083,121	$4,263

Global High Income Fund Inc.

Portfolio of investments — July 31, 2015 (unaudited)

[10]	Illiquid investment as of July 31, 2015.
[11]	Payments made or received are based on the notional amount.
[12]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[13]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[14]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[15]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
GDP	Gross Domestic Product
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open Joint Stock Company

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	CitiBank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Lei
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non registered investment companies are also valued at the daily net asset value.

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit” down price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semi-annual report to shareholders dated April 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2015